Supplemental Condensed Combining Information (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2016
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$929.862	$-	$9.292.138	$(1.596.183)	$8.625.817
Cost of revenue	-	-	587.010	-	6.905.961	(1.583.333)	5.909.638
Gross profit	-	-	342.852	-	2.386.177	(12.850)	2.716.179
Operating expenses (income):
Selling, general and administrative(1)	-	93.559	103.792	(5)	1.252.766	8.448	1.458.560
Research and development	-	-	42.496	-	33.742	-	76.238
Operating (loss) income	-	(93.559)	196.564	5	1.099.669	(21.298)	1.181.381
Other (income) expense:
Interest, net	(3.549)	95.981	(1.649)	116.374	628	-	207.785
Other, net	-	(721.085)	128.113	(414.587)	-	1.007.559	-
Income (loss) before income taxes	3.549	531.545	70.100	298.218	1.099.041	(1.028.857)	973.596
Income tax expense (benefit)	1.288	9.579	55.846	(45.908)	412.349	(126.454)	306.700
Net Income (loss)	2.261	521.966	14.254	344.126	686.692	(902.403)	666.896
Net Income attributable to noncontrolling interests	-	-	-	-	144.930	-	144.930
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2.261	$521.966	$14.254	$344.126	$541.762	$(902.403)	$521.966

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the six months ended June 30, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$935.736	$-	$8.734.044	$(1.511.117)	$8.158.663
Cost of revenue	-	-	600.347	-	6.584.622	(1.507.623)	5.677.346
Gross profit	-	-	335.389	-	2.149.422	(3.494)	2.481.317
Operating expenses (income):
Selling, general and administrative(1)	-	90.095	97.153	156.023	1.013.425	7.837	1.364.533
Research and development	-	-	34.288	-	31.133	-	65.421
Operating (loss) income	-	(90.095)	203.948	(156.023)	1.104.864	(11.331)	1.051.363
Other (income) expense:
Interest, net	(3.484)	102.144	(2.863)	114.512	(6.243)	-	204.066
Other, net	-	(648.226)	137.652	(350.006)	-	860.580	-
Income (loss) before income taxes	3.484	455.987	69.159	79.471	1.111.107	(871.911)	847.297
Income tax expense (benefit)	1.264	5.671	61.589	(106.726)	417.576	(106.141)	273.233
Net Income (loss)	2.220	450.316	7.570	186.197	693.531	(765.770)	574.064
Net Income attributable to noncontrolling interests	-	-	-	-	123.748	-	123.748
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2.220	$450.316	$7.570	$186.197	$569.783	$(765.770)	$450.316

(1) Selling, general and administrative is presented net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At June 30, 2016
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$96	$13.587	$114	$-	$695.299	$13.639	$722.735
Trade accounts receivable, less allowance for doubtful accounts	-	-	154.569	-	3.314.662	(672)	3.468.559
Accounts receivable from related parties	1.266.296	965.026	781.912	2.418.791	3.705.781	(8.958.798)	179.008
Inventories	-	-	287.202	-	1.261.729	(164.652)	1.384.279
Prepaid expenses and other current assets	-	84.693	78.624	883	1.319.907	38.479	1.522.586
Total current assets	1.266.392	1.063.306	1.302.421	2.419.674	10.297.378	(9.072.004)	7.277.167

Property, plant and equipment, net	-	540	284.295	-	3.485.573	(107.435)	3.662.973
Intangible assets	-	1.389	50.299	-	783.355	(78)	834.965
Goodwill	-	-	54.427	-	13.370.645	-	13.425.072
Deferred taxes	-	104.491	32.037	-	174.174	(133.132)	177.570
Other assets(1)	-	14.519.919	45.489	13.407.274	6.299.705	(33.097.383)	1.175.004
Total assets	$1.266.392	$15.689.645	$1.768.968	$15.826.948	$34.410.830	$(42.410.032)	$26.552.751

Current liabilities:
Accounts payable	$-	$7.999	$28.297	$-	$538.340	$-	$574.636
Accounts payable to related parties	-	299.419	623.762	1.668.015	5.513.125	(7.886.737)	217.584
Accrued expenses and other current liabilities	29.771	108.430	139.108	15.713	2.391.500	(31.856)	2.652.666
Short-term debt	-	610.523	-	-	94.130	-	704.653
Short-term debt from related parties	-	1.298.708	-	-	-	(1.295.377)	3.331
Current portion of long-term debt and capital lease obligations	-	26.487	1.245	200.000	446.790	-	674.522
Income tax payable	-	12.135	-	-	77.244	2.805	92.184
Total current liabilities	29.771	2.363.701	792.412	1.883.728	9.061.129	(9.211.165)	4.919.576

Long term debt and capital lease obligations, less current portion	1.155.137	669.312	4.426	1.984.241	6.464.949	(2.575.590)	7.702.475
Long term debt from related parties	-	2.321.560	-	2.714.492	-	(5.036.052)	-
Other liabilities	-	111.024	1.394	466.869	(103.618)	36.098	511.767
Pension liabilities	-	16.441	331.817	-	291.462	(30.362)	609.358
Income tax payable	839	27.616	-	-	8.050	124.953	161.458
Deferred taxes	-	-	-	-	632.951	(37.690)	595.261
Total liabilities	1.185.747	5.509.654	1.130.049	7.049.330	16.354.923	(16.729.808)	14.499.895

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.223.821	-	1.223.821
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	80.645	10.179.991	638.919	8.542.477	16.418.183	(25.680.224)	10.179.991
Noncontrolling interests not subject to put provisions	-	-	-	-	649.044	-	649.044
Total equity	80.645	10.179.991	638.919	8.542.477	17.067.227	(25.680.224)	10.829.035
Total liabilities and equity	$1.266.392	$15.689.645	$1.768.968	$15.826.948	$34.410.830	$(42.410.032)	$26.552.751

(1) Other assets are presented net of investment in equity method investees.

	At December 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$2	$448	$5.055	$-	$544.443	$(448)	$549.500
Trade accounts receivable, less allowance for doubtful accounts	-	-	144.105	-	3.140.355	736	3.285.196
Accounts receivable from related parties	1.266.557	985.449	682.359	2.434.976	4.002.451	(9.153.507)	218.285
Inventories	-	-	233.012	-	1.256.252	(148.513)	1.340.751
Prepaid expenses and other current assets	-	91.902	60.024	983	1.186.883	34.923	1.374.715
Total current assets	1.266.559	1.077.799	1.124.555	2.435.959	10.130.384	(9.266.809)	6.768.447

Property, plant and equipment, net	-	595	267.926	-	3.260.604	(103.551)	3.425.574
Intangible assets	-	1.653	51.593	-	777.319	(76)	830.489
Goodwill	-	-	49.599	-	12.983.151	-	13.032.750
Deferred taxes	-	91.392	27.626	-	221.211	(151.396)	188.833
Other assets (1)	-	13.950.467	43.452	13.256.088	6.372.300	(32.503.146)	1.119.161
Total assets	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

Current liabilities:
Accounts payable	$-	$7.233	$22.914	$-	$597.681	$-	$627.828
Accounts payable to related parties	-	277.986	497.410	1.668.390	5.386.272	(7.677.035)	153.023
Accrued expenses and other current liabilities	29.771	61.216	118.047	15.527	2.285.939	(7.363)	2.503.137
Short-term debt	-	-	-	-	109.700	(448)	109.252
Short-term debt from related parties	-	1.757.402	-	-	-	(1.738.350)	19.052
Current portion of long-term debt and capital lease obligations	-	25.228	-	200.000	439.107	-	664.335
Income tax payable	-	20.898	-	-	51.921	-	72.819
Total current liabilities	29.771	2.149.963	638.371	1.883.917	8.870.620	(9.423.196)	4.149.446

Long term debt and capital lease obligations, less current portion	1.157.603	663.515	-	2.113.544	6.657.108	(2.738.283)	7.853.487
Long term debt from related parties	-	2.276.600	-	2.680.741	-	(4.957.341)	-
Other liabilities	-	117.444	1.612	488.142	(176.998)	35.425	465.625
Pension liabilities	-	15.342	315.171	-	284.589	(29.774)	585.328
Income tax payable	801	11.900	-	-	22.060	127.739	162.500
Deferred taxes	-	-	-	-	693.815	(69.315)	624.500
Total liabilities	1.188.175	5.234.764	955.154	7.166.344	16.351.194	(17.054.745)	13.840.886

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.028.368	-	1.028.368
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	78.384	9.887.142	609.597	8.290.562	15.991.690	(24.970.233)	9.887.142
Noncontrolling interests not subject to put provisions	-	-	-	-	608.858	-	608.858
Total equity	78.384	9.887.142	609.597	8.290.562	16.600.548	(24.970.233)	10.496.000
Total liabilities and equity	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

(1) Other assets are presented net of investment in equity method investees.

	At December 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$2	$448	$5.055	$-	$544.443	$(448)	$549.500
Trade accounts receivable, less allowance for doubtful accounts	-	-	144.105	-	3.140.355	736	3.285.196
Accounts receivable from related parties	1.266.557	985.449	682.359	2.434.976	4.002.451	(9.153.507)	218.285
Inventories	-	-	233.012	-	1.256.252	(148.513)	1.340.751
Prepaid expenses and other current assets	-	91.902	60.024	983	1.186.883	34.923	1.374.715
Total current assets	1.266.559	1.077.799	1.124.555	2.435.959	10.130.384	(9.266.809)	6.768.447

Property, plant and equipment, net	-	595	267.926	-	3.260.604	(103.551)	3.425.574
Intangible assets	-	1.653	51.593	-	777.319	(76)	830.489
Goodwill	-	-	49.599	-	12.983.151	-	13.032.750
Deferred taxes	-	91.392	27.626	-	221.211	(151.396)	188.833
Other assets (1)	-	13.950.467	43.452	13.256.088	6.372.300	(32.503.146)	1.119.161
Total assets	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

Current liabilities:
Accounts payable	$-	$7.233	$22.914	$-	$597.681	$-	$627.828
Accounts payable to related parties	-	277.986	497.410	1.668.390	5.386.272	(7.677.035)	153.023
Accrued expenses and other current liabilities	29.771	61.216	118.047	15.527	2.285.939	(7.363)	2.503.137
Short-term debt	-	-	-	-	109.700	(448)	109.252
Short-term debt from related parties	-	1.757.402	-	-	-	(1.738.350)	19.052
Current portion of long-term debt and capital lease obligations	-	25.228	-	200.000	439.107	-	664.335
Income tax payable	-	20.898	-	-	51.921	-	72.819
Total current liabilities	29.771	2.149.963	638.371	1.883.917	8.870.620	(9.423.196)	4.149.446

Long term debt and capital lease obligations, less current portion	1.157.603	663.515	-	2.113.544	6.657.108	(2.738.283)	7.853.487
Long term debt from related parties	-	2.276.600	-	2.680.741	-	(4.957.341)	-
Other liabilities	-	117.444	1.612	488.142	(176.998)	35.425	465.625
Pension liabilities	-	15.342	315.171	-	284.589	(29.774)	585.328
Income tax payable	801	11.900	-	-	22.060	127.739	162.500
Deferred taxes	-	-	-	-	693.815	(69.315)	624.500
Total liabilities	1.188.175	5.234.764	955.154	7.166.344	16.351.194	(17.054.745)	13.840.886

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.028.368	-	1.028.368
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	78.384	9.887.142	609.597	8.290.562	15.991.690	(24.970.233)	9.887.142
Noncontrolling interests not subject to put provisions	-	-	-	-	608.858	-	608.858
Total equity	78.384	9.887.142	609.597	8.290.562	16.600.548	(24.970.233)	10.496.000
Total liabilities and equity	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

(1) Other assets are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2016
	Issuer	Guarantors
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
Operating Activities:
Net income (loss)	$2.261	$521.966	$14.254	$344.126	$686.692	$(902.403)	$666.896
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(450.103)	-	(414.587)	-	864.690	-
Depreciation and amortization	-	422	28.893	-	361.347	(14.670)	375.992
Change in deferred taxes, net	-	(15.525)	(5.204)	-	(3.085)	(1.882)	(25.696)
(Gain) loss on sale of fixed assets and investments	-	(19)	(134)	-	(5.596)	-	(5.749)
(Write Up) write-off loans from related parties	-	(415)	(5.393)	-	-	5.808	-
Compensation expense related to stock options	-	6.196	-	-	2.009	-	8.205
Investments in equity method investees, net	-	-	-	-	(28.292)	-	(28.292)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(7.657)	-	(120.976)	1.429	(127.204)
Inventories	-	-	(49.842)	-	11.256	11.719	(26.867)
Prepaid expenses and other current and non-current assets	-	41.215	(17.578)	(4.134)	(125.097)	14.082	(91.512)
Accounts receivable from / payable to related parties	(417)	(731.559)	170.435	53.546	489.268	53.762	35.035
Accounts payable, accrued expenses and other current and non-current liabilities	-	35.222	37.501	186	(9.574)	(340)	62.995
Income tax payable	38	6.338	-	(45.908)	55.668	(2.491)	13.645
Net cash provided by (used in) operating activities	1.882	(586.262)	165.275	(66.771)	1.313.620	29.704	857.448

Investing Activities:
Purchases of property, plant and equipment	-	(102)	(40.949)	-	(481.204)	16.156	(506.099)
Proceeds from sale of property, plant and equipment	-	64	231	-	7.811	-	8.106
Disbursement of loans to related parties	-	217.040	-	217.135	-	(434.175)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(26.341)	(150)	-	(304.098)	26.341	(304.248)
Proceeds from divestitures	-	79.840	-	-	129.034	(61.970)	146.904
Net cash provided by (used in) investing activities	-	270.501	(40.868)	217.135	(648.457)	(453.648)	(655.337)

Financing Activities:
Short-term borrowings, net	-	597.565	(129.540)	-	110.525	-	578.550
Long-term debt and capital lease obligations, net	(1.788)	(13.391)	67	(150.364)	(486.829)	434.174	(218.131)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(51.000)	-	(51.000)
Proceeds from exercise of stock options	-	17.497	-	-	3.441	-	20.938
Dividends paid	-	(277.176)	-	-	(16.290)	16.290	(277.176)
Capital increase (decrease)	-	-	-	-	12.433	(12.433)	-
Distributions to noncontrolling interest	-	-	-	-	(144.772)	-	(144.772)
Contributions from noncontrolling interest	-	-	-	-	40.252	-	40.252
Net cash provided by (used in) financing activities	(1.788)	324.495	(129.473)	(150.364)	(532.240)	438.031	(51.339)

Effect of exchange rate changes on cash and cash equivalents	-	4.405	125	-	17.933	-	22.463

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	94	13.139	(4.941)	-	150.856	14.087	173.235
Cash and cash equivalents at beginning of period	2	448	5.055	-	544.443	(448)	549.500
Cash and cash equivalents at end of period	$96	$13.587	$114	$-	$695.299	$13.639	$722.735

	For the six months ended June 30, 2016
	Issuer	Guarantors
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
Operating Activities:
Net income (loss)	$2.261	$521.966	$14.254	$344.126	$686.692	$(902.403)	$666.896
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(450.103)	-	(414.587)	-	864.690	-
Depreciation and amortization	-	422	28.893	-	361.347	(14.670)	375.992
Change in deferred taxes, net	-	(15.525)	(5.204)	-	(3.085)	(1.882)	(25.696)
(Gain) loss on sale of fixed assets and investments	-	(19)	(134)	-	(5.596)	-	(5.749)
(Write Up) write-off loans from related parties	-	(415)	(5.393)	-	-	5.808	-
Compensation expense related to stock options	-	6.196	-	-	2.009	-	8.205
Investments in equity method investees, net	-	-	-	-	(28.292)	-	(28.292)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(7.657)	-	(120.976)	1.429	(127.204)
Inventories	-	-	(49.842)	-	11.256	11.719	(26.867)
Prepaid expenses and other current and non-current assets	-	41.215	(17.578)	(4.134)	(125.097)	14.082	(91.512)
Accounts receivable from / payable to related parties	(417)	(731.559)	170.435	53.546	489.268	53.762	35.035
Accounts payable, accrued expenses and other current and non-current liabilities	-	35.222	37.501	186	(9.574)	(340)	62.995
Income tax payable	38	6.338	-	(45.908)	55.668	(2.491)	13.645
Net cash provided by (used in) operating activities	1.882	(586.262)	165.275	(66.771)	1.313.620	29.704	857.448

Investing Activities:
Purchases of property, plant and equipment	-	(102)	(40.949)	-	(481.204)	16.156	(506.099)
Proceeds from sale of property, plant and equipment	-	64	231	-	7.811	-	8.106
Disbursement of loans to related parties	-	217.040	-	217.135	-	(434.175)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(26.341)	(150)	-	(304.098)	26.341	(304.248)
Proceeds from divestitures	-	79.840	-	-	129.034	(61.970)	146.904
Net cash provided by (used in) investing activities	-	270.501	(40.868)	217.135	(648.457)	(453.648)	(655.337)

Financing Activities:
Short-term borrowings, net	-	597.565	(129.540)	-	110.525	-	578.550
Long-term debt and capital lease obligations, net	(1.788)	(13.391)	67	(150.364)	(486.829)	434.174	(218.131)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(51.000)	-	(51.000)
Proceeds from exercise of stock options	-	17.497	-	-	3.441	-	20.938
Dividends paid	-	(277.176)	-	-	(16.290)	16.290	(277.176)
Capital increase (decrease)	-	-	-	-	12.433	(12.433)	-
Distributions to noncontrolling interest	-	-	-	-	(144.772)	-	(144.772)
Contributions from noncontrolling interest	-	-	-	-	40.252	-	40.252
Net cash provided by (used in) financing activities	(1.788)	324.495	(129.473)	(150.364)	(532.240)	438.031	(51.339)

Effect of exchange rate changes on cash and cash equivalents	-	4.405	125	-	17.933	-	22.463

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	94	13.139	(4.941)	-	150.856	14.087	173.235
Cash and cash equivalents at beginning of period	2	448	5.055	-	544.443	(448)	549.500
Cash and cash equivalents at end of period	$96	$13.587	$114	$-	$695.299	$13.639	$722.735

	For the six months ended June 30, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$2.220	$450.316	$7.570	$186.197	$693.531	$(765.770)	$574.064
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(400.343)	-	(350.006)	-	750.349	-
Depreciation and amortization	-	235	24.362	-	348.849	(16.633)	356.813
Change in deferred taxes, net	-	(14.055)	1.407	-	(54.569)	(5.343)	(72.560)
(Gain) loss on sale of fixed assets and investments	-	(14)	(61)	-	1.361	-	1.286
Compensation expense related to stock options	-	(1.421)	-	-	2.014	-	593
Investments in equity method investees, net	-	5.567	-	-	(9.100)	-	(3.533)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(9.829)	-	(159.047)	413	(168.463)
Inventories	-	-	(6.924)	-	(129.513)	7.696	(128.741)
Prepaid expenses and other current and non-current assets	-	31.102	(18.119)	157.584	(102.733)	331	68.165
Accounts receivable from / payable to related parties	(412)	422.320	(303.107)	85.185	(146.551)	17.258	74.693
Accounts payable, accrued expenses and other current and non-current liabilities	-	27.531	29.013	5.179	99.165	1.091	161.979
Income tax payable	44	(7.367)	-	(106.726)	64.312	17.891	(31.846)
Net cash provided by (used in) operating activities	1.852	513.871	(275.688)	(22.587)	607.719	7.283	832.450

Investing Activities:
Purchases of property, plant and equipment	-	(142)	(34.799)	-	(396.502)	13.692	(417.751)
Proceeds from sale of property, plant and equipment	-	19	223	-	6.072	-	6.314
Disbursement of loans to related parties	-	(322.430)	-	141.454	-	180.976	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(6.166)	(352)	-	(94.115)	42	(100.591)
Proceeds from divestitures	-	20.678	-	-	34.432	(20.678)	34.432
Net cash provided by (used in) investing activities	-	(308.041)	(34.928)	141.454	(450.113)	174.032	(477.596)

Financing Activities:
Short-term borrowings, net	-	53.000	311.337	-	(320.062)	(7.084)	37.191
Long-term debt and capital lease obligations, net	(1.794)	(13.390)	-	(118.867)	180.593	(180.976)	(134.434)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	14.250	-	14.250
Proceeds from exercise of stock options	-	41.978	-	-	11.784	-	53.762
Dividends paid	-	(263.244)	-	-	-	-	(263.244)
Capital increase (decrease)	-	-	-	-	42	(42)	-
Distributions to noncontrolling interest	-	-	-	-	(123.754)	-	(123.754)
Contributions from noncontrolling interest	-	-	-	-	22.453	-	22.453
Net cash provided by (used in) financing activities	(1.794)	(181.656)	311.337	(118.867)	(214.694)	(188.102)	(393.776)

Effect of exchange rate changes on cash and cash equivalents	-	(17.184)	(446)	-	4.856	-	(12.774)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	58	6.990	275	-	(52.232)	(6.787)	(51.696)
Cash and cash equivalents at beginning of period	1	117	5.722	-	628.015	-	633.855
Cash and cash equivalents at end of period	$59	$7.107	$5.997	$-	$575.783	$(6.787)	$582.159

Comprehensive income statement information segregated by issuer
	For the six months ended June 30, 2016
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2.261	$521.966	$14.254	$344.126	$686.692	$(902.403)	$666.896
Gain (loss) related to cash flow hedges	-	12.138	1.291	-	(1.115)	-	12.314
Actuarial gain (loss) on defined benefit pension plans	-	201	3.397	11.456	313	-	15.367
Gain (loss) related to foreign currency translation	-	(60.781)	11.279	-	167.273	(1.776)	115.995
Income tax (expense) benefit related to components of other comprehensive income	-	(3.547)	(1.392)	(4.520)	193	-	(9.266)
Other comprehensive income (loss), net of tax	-	(51.989)	14.575	6.936	166.664	(1.776)	134.410
Total comprehensive income	$2.261	$469.977	$28.829	$351.062	$853.356	$(904.179)	$801.306
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	147.986	147.986
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2.261	$469.977	$28.829	$351.062	$853.356	$(1.052.165)	$653.320

	For the six months ended June 30, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2.220	$450.316	$7.570	$186.197	$693.531	$(765.770)	$574.064
Gain (loss) related to cash flow hedges	-	24.545	-	-	3.393	-	27.938
Actuarial gain (loss) on defined benefit pension plans	-	198	3.578	13.200	359	-	17.335
Gain (loss) related to foreign currency translation	-	(108.932)	(48.175)	-	4.752	43.720	(108.635)
Income tax (expense) benefit related to components of other comprehensive income	-	(7.121)	(1.060)	(5.208)	(1.277)	-	(14.666)
Other comprehensive income (loss), net of tax	-	(91.310)	(45.657)	7.992	7.227	43.720	(78.028)
Total comprehensive income	$2.220	$359.006	$(38.087)	$194.189	$700.758	$(722.050)	$496.036
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	120.661	120.661
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2.220	$359.006	$(38.087)	$194.189	$700.758	$(842.711)	$375.375